Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 3,404	$ 679
Gold bullion (note 6)	2,601,222	2,695,659
Silver bullion (note 6)	1,394,889	1,398,098
Total assets	3,999,515	4,094,436
Liabilities
Due to broker	406
Accounts payable	783	62
Total liabilities	1,189	62
Equity
Unitholders’ capital	3,105,527	3,183,333
Unit premiums and reserves	91	91
Retained earnings (deficit)	895,981	914,188
Underwriting commissions and issue expenses	(3,273)	(3,238)
Total equity (note 7)	3,998,326	4,094,374
Total liabilities and equity	$ 3,999,515	$ 4,094,436
Total equity per Unit	$ 18.60	$ 18.55